Note 16 - Other Matters	12 Months Ended
Dec. 31, 2018
Other Matters [Abstract]
Other Matters [Text Block]

Note 16 – Other Matters

During the fiscal year ended December 31, 2018 the Company sold 6,162,119 restricted common shares in Regulation S offerings to non-US investors. The total proceeds from the offering was $583,536.  Commission and expense reimbursements totaled $293,720 and the legal and administrative expense of offerings totaled $39,176.  The Company recorded net proceeds totaling $ 250,641.

During the fiscal year ended December 31, 2017 the Company sold 4,739,123 shares in Regulation S offerings to non-US investors. The total proceeds from the offering was $686,731.  Commission and expense reimbursements totaled $417,217. The Company recorded net proceeds totaling $269,514.

Stock subscriptions executed under an earlier offering included a provision whereby ABCO agrees to pay a dividend (defined as interest) of from 6% to 12% of the total amount invested for a period of one year from receipt of the invested funds. This dividend (defined as interest) is allocated between the broker and the investor with amounts paid to the broker treated as a cost of the offering and netted against additional paid in capital and amounts paid to the investor treated as interest expense. Total amounts paid or accrued under this agreement and charged to additional paid-in capital for the years ended December 31, 2018 and 2017, amounted to $0 and $0, respectively. Total amounts paid under this agreement and charged to interest expense for the years ended December 31, 2018 and 2017, amounted to $0 and $0, respectively.  The accrued balance due on this obligation to shareholders totals $49,290 at December 31, 2018 and 2017.

ABCO has evaluated these agreements under ASC 480-10: Certain Financial Instruments with Characteristics of Both Liabilities and Equity and determined that the capital contributions made under these subscription agreement more closely resemble equity than liabilities as they can only be settled through the issuance of shares and although they have a stated cost associated with them which accrues in the same manner as interest, the cost is only incurred in the first twelve months after placement as is more closely associated with a cost of raising funds than interest expense.

Effective December 31, 2016, the Company entered into a Consulting Agreement (“CA”) with Joshua Tyrell (“Tyrell”) which provides for Tyrell to assist in various business development activities on behalf of the Company, including but not limited to realizing new business opportunities.  In consideration for rendering such services, Tyrell was issued 75,000 free trading shares of Company common stock.  The CA has a six month term expiring on March 31, 2017.  On November 7, 2016 and on November 30, 2016 the CA was amended to provide for the payment of an additional 315,000 and an additional 250,000 free-trading shares, respectively to Tyrell for services rendered due to the huge trading volume of the derivative conversions and to extend the term of the CA to twelve (12) months ending November 7, 2017.  The CH expired on such date and was not renewed. The consultant received a total of 640,000 shares of free trading and restricted common stock valued at $91,600.

On November 1, 2016 the Company has entered into Securities Purchase Agreement with Blackbridge Capital, LLC, a Delaware limited liability company [“SPA”], operating out of New York, New York (“Blackbridge”) whereby Blackbridge has agreed to purchase up to $5,000,000 worth of shares of the Company’s common stock.  The Company has agreed to file a Registration Statement to register such shares for sale to Blackbridge.  In addition, the Company has issued [i] a convertible promissory note to Blackbridge pursuant to the Securities Purchase Agreement equal to $150,000 as a commitment fee, that is currently charged to prepaid expenses until services are provided (the “Blackbridge Note”), [ii] and a $100,000 Convertible Note to cover the expenses to be incurred for the preparation and filing of the Registration Statement and related matters as of December 31, 2016. (“Expenses Note”).

On March 13, 2017, the Company and Blackbridge, entered into an Agreement, effective as of March 1, 2017, terminating the SPA.  The Registration Statement on Form S-1 filed by the Company pursuant to the SPA could not be processed because of technical issues raised by the SEC and was withdrawn on February 28, 2017.  In addition, the Blackbridge Note issued by the Company as a commitment fee was declared null and void and was cancelled on March 1, 2017.

On November 8, 2017, the Company entered into a Consulting Agreement (“CA”) with Eurasian Capital, LLC [“Consultant”] which was to provide institutional funding services and shareholder and third party sponsorship services for a nine month term ending May 7, 2018. Consultant was to be paid a monthly retainer of $10,000 payable in ABCO restricted common stock based upon the 5 day average of the closing bid price commencing on the first day of each month during the effectiveness of the Consulting Agreement.  The CA was terminated by the Company on March 29, 2018 for non-performance by Consultant.  Consultant was issued 198,413 restricted shares for services in November 2017 which were delivered to Consultant in December 2017.  The shares for services rendered in December of 2017 [208308] and for January 2018 [161,271] were issued in January 2018 but were not delivered until early April 2018 when a dispute with respect to the CA termination was resolved with   the execution of releases.  A dispute has arisen with respect to the number of shares due Consultant as a result of the CA termination. The parties resolved this matter by the delivery of an aggregate of 369,599 shares to Consultant in 2018 and the execution of releases.

The Company, effective as of September 1, 2018, entered into an Equity Purchase Agreement with Oasis Capital, LLC, a Puerto Rico limited liability company (“Investor”) pursuant to which Investor agreed to purchase up to $5,000,000 of the Company’s common stock at a price equal to 85% of the market price at the time of purchase (“Put Shares”). The Company agreed to file a new registration statement to register for resale the Put Shares. The Registration Statement must be effective with the SEC before Investor is obligated to purchase any Put Shares. In addition, the Company [i] issued to Investor a one year $150,000 note which is convertible at a fixed price of $.01 per share as a commitment fee for its purchase of Put Shares and [ii] delivered to Investor a Registration Rights Agreement pursuant to which the Company agreed to register all Put Shares acquired under the Equity Purchase Agreement. No transaction occurred during 2018 on this matter so no derivative was calculated on the note because it was not yet mature.

The Company issued 1,350,000 restricted common shares to management for services with a fair market value of $27,000. during the Year Ended December 31, 2018. Of these awards, Charles O’Dowd received 45,000 shares and Wayne Marx received 50,000 shares.  The balance of 850,000 shares were awarded to consultants to the Company.